Taxes (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (7,640)	¥ (52,912)	¥ (286,789)
Deferred income tax benefits			786,966
Total (provision for) benefit of income tax	$ (7,640)	¥ (52,912)	¥ 500,177